Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 32,653	$ 36,777
Accumulated amortization	(25,426)	(24,847)
Intangible assets, Net	7,227	11,930
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	8,110	12,234
Web Site Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	22,713	22,713
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,830	$ 1,830